OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2020	2019
Claims receivable	3,022	5,178
Agent receivables	2,229	3,474
Other receivables	17,699	16,816
	22,950	25,468